VARIABLE INTEREST ENTITIES (Details Textual) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 20, 2013 CAD	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Variable Interest Entity, De-recognition of liabilities, Long-term debt, affiliate loans | $			$ 20.8
Proceeds from Divestiture of Interest in Consolidated Subsidiaries | $			$ 33.0
Powell River Energy Inc [Member]
Percentage Of Comprehensive Income (Loss) In Minority Interest	50.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage, Sold	50.001%
Repayments of Unsecured Debt	CAD 12.7
Percentage Of Purchases Of Power Generation From Affiliates1	100.00%
Variable Interest Entity, Percentage of Inclusion of Earnings in Consolidated Statements	100.00%
Gain (Loss) on Disposition of Stock in Subsidiary		CAD 5.3
Variable Interest Entity, De-recognition of liabilities, Long-term debt, affiliate loans		20.8
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	CAD 33.0	CAD 33.0